245 Summer Street	Fidelity® Investments
Boston, MA 02210

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	August 8, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Summer Street Trust (the trust):
Fidelity SAI Sustainable U.S. Equity Fund File No. 002-58542

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Fidelity SAI Sustainable U.S. Equity Fund, a series of the trust in connection with the proposed acquisition by Fidelity SAI Sustainable U.S. Equity Fund of all of the assets of Fidelity SAI Sustainable Future Fund, another series of the trust and the assumption by Fidelity SAI Sustainable U.S. Equity Fund of the liabilities of Fidelity SAI Sustainable Future Fund, solely in exchange for shares of Fidelity SAI Sustainable U.S. Equity Fund (the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Information Statement and Prospectus (the “Information Statement”), and Agreement to be sent to shareholders of Fidelity SAI Sustainable Future Fund. The Prospectus of Fidelity SAI Sustainable U.S. Equity Fund dated July 30, 2024 included in this filing is the Prospectus filed by the trust on July 25, 2024 as Post-Effective Amendment No. 225 to its registration on Form N-1A (File No. 002-58542).

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

It is expected that the Information Statement will be mailed to shareholders on or about September 23, 2024, more than 20 days before the closing of the Reorganization. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Information Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Information Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than August 28, 2024. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||\\\\	Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group